UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 May 14, 2010
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    24
                                           -----------------

Form 13F Information Table Value Total:    119,323
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  -----------  -------- -------------------------  ----------  -------- ---------------------
                               TITLE OF                VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AASTROM BIOSCIENCES INC       COM NEW    00253U 30 5    1,675     1,015,202   SH            SOLE        N/A   1,015,202
ALEXION PHARMACEUTICALS INC     COM      015351 10 9    7,945       146,128   SH            SOLE        N/A     146,128
AMAG PHARMACEUTICALS INC        COM      00163U 10 6    2,555        73,200   SH            SOLE        N/A      73,200
ANADYS PHARMACEUTICALS INC      COM      03252Q 40 8    1,721       680,200   SH            SOLE        N/A     680,200
ARTHROCARE CORP                 COM      043136 10 0    9,658       324,965   SH            SOLE        N/A     324,965
BIOSPECIFICS TECHNOLOGIES CO    COM      090931 10 6   17,064       614,917   SH            SOLE        N/A     614,917
CHINA BIOLOGIC PRODS INC        COM      16938C 10 6    2,281       206,652   SH            SOLE        N/A     206,652
CYPRESS BIOSCIENCES INC         COM
                              PAR $.02   232674 50 7    1,829       373,940   SH            SOLE        N/A     373,940
DEPOMED INC                     COM      249908 10 4   10,418     2,934,697   SH            SOLE        N/A   2,934,697
ENZO BIOCHEM INC                COM      294100 10 2      618       102,700   SH            SOLE        N/A     102,700
GILEAD SCIENCES INC             COM      375558 10 3    8,810       193,765   SH            SOLE        N/A     193,765
IDENIX PHARMACEUTICALS INC      COM      45166R 20 4    1,206       427,614   SH            SOLE        N/A     427,614
INTERMUNE INC                   COM      45884X 10 3    4,011        90,000   SH            SOLE        N/A      90,000
INTUITIVE SURGICAL INC        COM NEW    46120E 60 2    6,759        19,415   SH            SOLE        N/A      19,415
LIGAND PHARMACEUTICALS INC     CL B      53220K 20 7    4,322     2,483,690   SH            SOLE        N/A   2,483,690
PHARMASSET INC                  COM      71715N 10 6    8,823       329,213   SH            SOLE        N/A     329,213
PSIVIDA CORP                    COM      74440J 10 1    3,589       910,930   SH            SOLE        N/A     910,930
RAPTOR PHARMACEUTICAL CORP      COM      75382F 10 6      770       409,709   SH            SOLE        N/A     409,709
SENOMYX INC                     COM      81724Q 10 7      800       244,402   SH            SOLE        N/A     244,402
SOMAXON PHARMACEUTICALS INC     COM      834453 10 2      216        24,993   SH            SOLE        N/A      24,993
TARGACEPT INC                   COM      87611R 30 6    6,328       321,847   SH            SOLE        N/A     321,847
TELIK INC                       COM      87959M 10 9    1,424     1,712,458   SH            SOLE        N/A   1,712,458
TEVA PHARMACEUTICAL INDS LTD    ADR      881624 20 9    9,348       148,191   SH            SOLE        N/A     148,191
UNITED THERAPEUTICS CORP DEL    COM      91307C 10 2    7,152       129,252   SH            SOLE        N/A     129,252